NATURE OF OPERATIONS (Details Narrative) - shares	1 Months Ended
	Aug. 30, 2022	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 19, 2021
Additional common shares issued		14,482,430	14,482,430	14,482,430
American Resources Corp
Percentage of Ownership					51.14%
Percentage of Voting power					87.57%
American Resources Corp | Graphene Development Agreement
Operating profits shares percentage					50.00%
American Resources Corp | Purchase Agreement
Description of operating profits	Pursuant to the acquisition of the Exclusive Rights, Novusterra is no longer obligated to pay ARC fifty percent (50%) of the operating profits from our Graphene manufacturing and marketing business to ARC
Additional common shares issued	4,000,000
American Resources Corp | Class B
Shares Issued					10,000,000
American Resources Corp | Class A
Shares Issued					5,700,000